Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of equity-accounted investees [Line Items]
Total equity-accounted investees	$ 42.7	$ 42.1
Total equity-accounted investees	171.3	170.7	[1]
Total share of results of equity-accounted investees after taxation	(1.3)	(2.3)	[1]	$ (5.7)	[1]
Far Southeast Gold Resources Incorporated [Member]
Disclosure of equity-accounted investees [Line Items]
Total equity-accounted investees	128.6	128.6
Total share of results of equity-accounted investees after taxation	(1.6)	(2.3)		(3.3)
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [Line Items]
Total equity-accounted investees	42.7	42.1
Total share of results of equity-accounted investees after taxation	0.3	0.0		0.0
Other [Member]
Disclosure of equity-accounted investees [Line Items]
Total equity-accounted investees	0.0	0.0
Total share of results of equity-accounted investees after taxation	$ 0.0	$ 0.0		$ (2.4)

[1]	As Restated - Refer note 40 for further details.